Earnings Per Share ("EPS") (Potential Dilutive Securities) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Potential dilutive securities (in shares)	15,664,200	16,113,200
Share options
Earnings per share [line items]
Potential dilutive securities (in shares)	64,200	513,200
Potential shares from CVR conversion
Earnings per share [line items]
Potential dilutive securities (in shares)	15,600,000	15,600,000
CVRs
Earnings per share [line items]
Number of shares outstanding	313,900,000	313,900,000